UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21281

   OPPENHEIMER PRINCIPAL PROTECTED TRUST, CONSISTING OF OPPENHEIMER PRINCIPAL
                           PROTECTED MAIN STREET FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                   Date of reporting period: FEBRUARY 28, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND(R) PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Equity       100%

The Fund seeks exposure to the equity markets by investing in the Oppenheimer Main Street Fund(R). Information relating to the Oppenheimer Main Street Fund's(R) portfolio holdings appears below.

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006 and are based on the total market value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND) SECTOR ALLOCATION
-------------------------------------------------------------------------------
Financials                                                                 20.7%
--------------------------------------------------------------------------------
Information Technology                                                     19.5
--------------------------------------------------------------------------------
Health Care                                                                13.6
--------------------------------------------------------------------------------
Industrials                                                                11.2
--------------------------------------------------------------------------------
Consumer Discretionary                                                     10.7
--------------------------------------------------------------------------------
Energy                                                                     10.4
--------------------------------------------------------------------------------
Consumer Staples                                                            6.9
--------------------------------------------------------------------------------
Telecommunication Services                                                  3.3
--------------------------------------------------------------------------------
Materials                                                                   2.7
--------------------------------------------------------------------------------
Utilities                                                                   1.0

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


              11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND)
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                   9.9%
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.5
--------------------------------------------------------------------------------
Commercial Banks                                                            5.2
--------------------------------------------------------------------------------
Health Care Providers & Services                                            5.0
--------------------------------------------------------------------------------
Pharmaceuticals                                                             5.0
--------------------------------------------------------------------------------
Insurance                                                                   4.9
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    4.7
--------------------------------------------------------------------------------
Computers & Peripherals                                                     4.5
--------------------------------------------------------------------------------
Software                                                                    4.2
--------------------------------------------------------------------------------
Aerospace & Defense                                                         3.5

Portfolio holdings and allocations are subject to change. Percentages are as of 28, February 2006, and are based on net assets.

OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND)
TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           3.3%
--------------------------------------------------------------------------------
General Electric Co.                                                        2.8
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.1
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.1
--------------------------------------------------------------------------------
Bank of America Corp.                                                       1.9
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                1.7
--------------------------------------------------------------------------------
Intel Corp.                                                                 1.4
--------------------------------------------------------------------------------
Johnson & Johnson                                                           1.4
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                  1.4
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        1.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on net assets.
--------------------------------------------------------------------------------

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com


              12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by the Manager, OppenheimerFunds, Inc.

The Fund has entered into a warranty agreement with Merrill Lynch Bank USA, "the warranty provider" to make sure that the value of each shareholder's account on the maturity date (August 5, 2010) will be at least equal to a shareholder's original investment (reduced by any adjustments to the warranty amount permitted by the Warranty Agreement, and less any redemptions of Fund shares or distributions taken in cash, sales charges, and extraordinary Fund expenses). The warranty is solely the obligation of the warranty provider to the Fund, not to shareholders. The warranty does not guarantee performance of the Fund. The ability of the Fund to maintain the value of your original investment is dependent on the ability of the warranty provider to make a payment to the Fund on the maturity date.

The principal risks of an investment in the Fund during the Warranty Period and the Post-Warranty Period are those generally attributable to investing in stocks and debt securities. Because the Fund invests in both stocks and debt securities during the Warranty Period, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when debt securities are in favor.

Shareholders could lose money by investing in this Fund. A shareholder's warranted amount will be reduced, as more fully


              13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

described in the prospectus, if the shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the Fund, redeems any shares before the Maturity Date, if there are extraordinary expenses incurred by the Fund (as such expenses are not covered by the Warranty Agreement), if the Fund or the Manager fails to perform certain obligations under the Warranty Agreement, or if the Warranty Provider fails to or is unable to meet its obligations under the Warranty Agreement.

The warranty is solely the obligation of the warranty provider. It is possible that the financial position of the warranty provider may deteriorate. Shareholders could lose money if the warranty provider fails to or is unable to perform its obligations under the warranty. The Fund's assets and the obligations of the warranty provider are not guaranteed by Merrill Lynch & Co., Inc. (the warranty provider's parent company), the United States Government, the Manager or any other entity or person. The lack of a guarantee of the warranty provider's obligations under the warranty presents some risks to shareholders if the warranty provider fails or is unable to honor its obligations to the Fund on the Maturity Date under the warranty.

Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The warranty provider's obligation to make payment to the Fund is not guaranteed by any entity and the Fund is not obligated to replace the warranty provider should it be unable to make the payments necessary to support the warranted amount. The warranty agreement fees increase the Fund's expenses that you pay and therefore the expenses of this Fund will be higher than the expenses of a Fund that does not offer principal protection.

The Fund offered its shares to the public from May 30, 2003 through July 31, 2003. From August 5, 2003, and until August 5, 2010, shares of the Fund will only be issued upon reinvestment of dividends and distributions.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


              14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


              15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                      BEGINNING   ENDING      EXPENSES
                                      ACCOUNT     ACCOUNT     PAID DURING
                                      VALUE       VALUE       6 MONTHS ENDED
                                      (9/1/05)    (2/28/06)   FEBRUARY 28, 2006
--------------------------------------------------------------------------------
Class A Actual                        $1,000.00   $1,060.90   $5.12
--------------------------------------------------------------------------------
Class A Hypothetical                   1,000.00    1,019.84    5.02
--------------------------------------------------------------------------------
Class B Actual                         1,000.00    1,056.60    9.01
--------------------------------------------------------------------------------
Class B Hypothetical                   1,000.00    1,016.07    8.84
--------------------------------------------------------------------------------
Class C Actual                         1,000.00    1,057.00    8.91
--------------------------------------------------------------------------------
Class C Hypothetical                   1,000.00    1,016.17    8.74
--------------------------------------------------------------------------------
Class N Actual                         1,000.00    1,060.00    6.04
--------------------------------------------------------------------------------
Class N Hypothetical                   1,000.00    1,018.94    5.92

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2006 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A             1.00%
---------------------------
Class B             1.76
---------------------------
Class C             1.74
---------------------------
Class N             1.18

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


              16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF INVESTMENTS  February 28, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                  VALUE
                                                                                SHARES       SEE NOTE 1
--------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--100.5%
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y 1                                        5,790,711    $ 222,884,464
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $172,085,980)                                  100.5%     222,884,464
--------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                             (0.5)      (1,196,150)
                                                                             ---------------------------

NET ASSETS                                                                       100.0%   $ 221,688,314
                                                                             ===========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Represents ownership of an affiliated fund, at or during the period ended February 28, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                      SHARES         GROSS        GROSS          SHARES
                                               AUG. 31, 2005     ADDITIONS   REDUCTIONS   FEB. 28, 2006
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                5,428,525     1,105,831      743,645       5,790,711

                                                                     VALUE     DIVIDEND        REALIZED
                                                                SEE NOTE 1       INCOME            LOSS
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                           $222,884,464   $3,149,822        $360,504

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value from affiliated companies
(cost $172,085,980)-- see accompanying statement of
investments                                                    $    222,884,464
--------------------------------------------------------------------------------
Receivables and other assets:
Other                                                                     8,415
                                                               -----------------
Total assets                                                        222,892,879

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Bank overdraft                                                          372,757
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                  441,564
Warranty agreement fees                                                 212,890
Distribution and service plan fees                                       90,306
Shareholder communications                                               22,884
Transfer and shareholder servicing agent fees                            12,682
Trustees' compensation                                                    4,744
Other                                                                    46,738
                                                               -----------------
Total liabilities                                                     1,204,565

--------------------------------------------------------------------------------
NET ASSETS                                                     $    221,688,314
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                     $         18,412
--------------------------------------------------------------------------------
Additional paid-in capital                                          173,190,528
--------------------------------------------------------------------------------
Accumulated net investment income                                       831,239
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (3,150,349)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           50,798,484

--------------------------------------------------------------------------------
NET ASSETS                                                     $    221,688,314
                                                               =================


              18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $60,524,420 and 5,023,414 shares of
beneficial interest outstanding)                                        $ 12.05
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                                $ 12.79
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $117,195,332 and 9,741,327
shares of beneficial interest outstanding)                              $ 12.03
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $39,417,329 and 3,269,386
shares of beneficial interest outstanding)                              $ 12.06
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $4,551,233 and 377,766
shares of beneficial interest outstanding)                              $ 12.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                            $      3,149,822
--------------------------------------------------------------------------------
Interest                                                                265,624
--------------------------------------------------------------------------------
Other income                                                                 72
                                                               -----------------
Total investment income                                               3,415,518

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                          82,392
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  77,318
Class B                                                                 578,846
Class C                                                                 200,348
Class N                                                                  10,947
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  21,745
Class B                                                                  47,109
Class C                                                                  13,872
Class N                                                                     423
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   8,008
Class B                                                                  16,752
Class C                                                                   3,332
Class N                                                                     145
--------------------------------------------------------------------------------
Warranty agreement fees                                                 667,219
--------------------------------------------------------------------------------
Trustees' compensation                                                    3,011
--------------------------------------------------------------------------------
Administrative fees                                                         750
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 511
--------------------------------------------------------------------------------
Other                                                                    10,719
                                                               -----------------
Total expenses                                                        1,743,447
Less waivers and reimbursements of expenses                             (40,932)
                                                               -----------------
Net expenses                                                          1,702,515

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,713,003


              20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on:
Investments:
  Unaffiliated companies                                       $       (354,650)
  Affiliated companies                                                 (360,504)
                                                               -----------------
Net realized loss                                                      (715,154)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 11,600,574

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $     12,598,423
                                                               =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SIX MONTHS              YEAR
                                                                     ENDED             ENDED
                                                         FEBRUARY 28, 2006        AUGUST 31,
                                                               (UNAUDITED)              2005
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                    $       1,713,003    $    1,146,783
---------------------------------------------------------------------------------------------
Net realized loss                                                 (715,154)       (1,432,637)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                           11,600,574        15,647,720
                                                         ------------------------------------
Net increase in net assets resulting from operations            12,598,423        15,361,866

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                           (554,952)         (740,479)
Class B                                                           (148,833)         (334,234)
Class C                                                            (36,716)          (60,042)
Class N                                                            (31,867)          (37,650)
---------------------------------------------------------------------------------------------
Tax return of capital distribution from net
investment
income:
Class A                                                                 --           (26,368)
Class B                                                                 --           (46,339)
Class C                                                                 --           (17,685)
Class N                                                                 --            (1,785)
---------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                 --          (116,398)
Class B                                                                 --          (196,622)
Class C                                                                 --           (77,353)
Class N                                                                 --            (6,968)
---------------------------------------------------------------------------------------------
Tax return of capital distribution from net
realized gain:
Class A                                                                 --          (243,697)
Class B                                                                 --          (428,267)
Class C                                                                 --          (163,449)
Class N                                                                 --           (16,502)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                         (6,917,595)      (10,988,559)
Class B                                                         (6,125,230)      (11,713,778)
Class C                                                         (4,115,070)      (13,016,364)
Class N                                                              2,452        (1,038,745)

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total decrease                                                  (5,329,388)      (23,909,418)
---------------------------------------------------------------------------------------------
Beginning of period                                            227,017,702       250,927,120
                                                         ------------------------------------
End of period (including accumulated net investment
income (loss) of $831,239 and $(109,396), respectively)  $     221,688,314    $  227,017,702
                                                         ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                       ENDED                                               YEAR
                                                                FEBRUARY 28,                                              ENDED
                                                                        2006                                         AUGUST 31,
CLASS A                                                          (UNAUDITED)             2005             2004           2003 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $      11.46     $      10.88     $      10.28     $      10.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
Net investment income                                                    .12 2            .11 2            .07               -- 3
Net realized and unrealized gain                                         .57              .65              .64              .28
                                                                ------------------------------------------------------------------
Total from investment operations                                         .69              .76              .71              .28
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.10)            (.12)            (.07)              --
Tax return of capital distribution from net investment income             --               -- 3             --               --
Dividends from net realized gain                                          --             (.02)            (.02)              --
Tax return of capital distribution from net realized gain                 --             (.04)            (.02)              --
                                                                ------------------------------------------------------------------
Total dividends and/or distributions to shareholders                    (.10)            (.18)            (.11)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $      12.05     $      11.46     $      10.88     $      10.28
                                                                ==================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                      6.09%            6.98%            6.87%            2.80%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $     60,525     $     64,304     $     71,666     $     78,758
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $     62,659     $     68,812     $     78,668     $     39,416
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                   2.09%            1.02%            0.65%            0.35%
Total expenses                                                          1.03% 6          1.10% 6          1.14% 6          1.13% 6
Less reimbursement of management fees during offering period              --               --               --            (0.32)%
Payments and waivers and reduction to custodian expenses               (0.03)%          (0.06)%          (0.12)%             --
                                                                ------------------------------------------------------------------
Net expenses                                                            1.00%            1.04%            1.02%            0.81% 7
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   25%             122%             179%              12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was as follows:

           Six Months Ended February 28, 2006                   1.49%
                   Year Ended August 31, 2005                   1.16%
                   Year Ended August 31, 2004                   1.60%
                 Period Ended August 31, 2003                   1.38%

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                       ENDED                                               YEAR
                                                                FEBRUARY 28,                                              ENDED
                                                                        2006                                         AUGUST 31,
CLASS B                                                          (UNAUDITED)             2005             2004           2003 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $      11.40     $      10.82     $      10.28     $      10.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                             .08 2            .03 2           (.02)              -- 3
Net realized and unrealized gain                                         .56              .64              .63              .28
                                                                ------------------------------------------------------------------
Total from investment operations                                         .64              .67              .61              .28
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.01)            (.03)            (.03)              --
Tax return of capital distribution from net investment income             --               -- 3             --               --
Dividends from net realized gain                                          --             (.02)            (.02)              --
Tax return of capital distribution from net realized gain                 --             (.04)            (.02)              --
                                                                ------------------------------------------------------------------
Total dividends and/or distributions to shareholders                    (.01)            (.09)            (.07)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $      12.03     $      11.40     $      10.82     $      10.28
                                                                ==================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                      5.66%            6.21%            5.94%            2.80%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $    117,195     $    117,057     $    122,411     $    122,968
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $    116,742     $    120,928     $    127,128     $     64,461
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                            1.30%            0.23%           (0.14)%          (0.20)%
Total expenses                                                          1.80% 6          1.86% 6          1.89% 6          1.88% 6
Less reimbursement of management fees during offering period              --               --               --            (0.32)%
Less reimbursement to maintain yield                                      --               --               --            (0.31)%
Payments and waivers and reduction to custodian expenses               (0.04)%          (0.06)%          (0.12)%             --
                                                                ------------------------------------------------------------------
Net expenses                                                            1.76%            1.80%            1.77%            1.25% 7
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   25%             122%             179%              12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was as follows:

           Six Months Ended February 28, 2006                   2.26%
                   Year Ended August 31, 2005                   1.92%
                   Year Ended August 31, 2004                   2.35%
                 Period Ended August 31, 2003                   2.13%

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                  SIX MONTHS
                                                                       ENDED                                               YEAR
                                                                FEBRUARY 28,                                              ENDED
                                                                        2006                                         AUGUST 31,
CLASS C                                                          (UNAUDITED)             2005             2004           2003 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $      11.42     $      10.82     $      10.28     $      10.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                             .08 2            .03 2           (.02)              -- 3
Net realized and unrealized gain                                         .57              .65              .64              .28
                                                                ------------------------------------------------------------------
Total from investment operations                                         .65              .68              .62              .28
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.01)            (.02)            (.04)              --
Tax return of capital distribution from net investment income             --               -- 3             --               --
Dividends from net realized gain                                          --             (.02)            (.02)              --
Tax return of capital distribution from net realized gain                 --             (.04)            (.02)              --
                                                                ------------------------------------------------------------------
Total dividends and/or distributions to shareholders                    (.01)            (.08)            (.08)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $      12.06     $      11.42     $      10.82     $      10.28
                                                                ==================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                      5.70%            6.24%            5.95%            2.80%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $     39,417     $     41,333     $     51,741     $     60,271
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $     40,395     $     46,152     $     59,429     $     31,946
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                            1.33%            0.29%           (0.10)%          (0.20)%
Total expenses                                                          1.77% 6          1.85% 6          1.88% 6          1.88% 6
Less reimbursement of management fees during offering period              --               --               --            (0.32)%
Less reimbursement to maintain yield                                      --               --               --            (0.32)%
Payments and waivers and reduction to custodian expenses               (0.03)%          (0.06)%          (0.12)%             --
                                                                ------------------------------------------------------------------
Net expenses                                                            1.74%            1.79%            1.76%            1.24% 7
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   25%             122%             179%              12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was as follows:

           Six Months Ended February 28, 2006                   2.23%
                   Year Ended August 31, 2005                   1.91%
                   Year Ended August 31, 2004                   2.34%
                 Period Ended August 31, 2003                   2.13%

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              25 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                       ENDED                                               YEAR
                                                                FEBRUARY 28,                                              ENDED
                                                                        2006                                         AUGUST 31,
CLASS N                                                          (UNAUDITED)             2005             2004           2003 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $      11.45     $      10.86     $      10.28     $      10.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                    .11 2            .09 2            .05               -- 3
Net realized and unrealized gain                                         .57              .65              .63              .28
                                                                ------------------------------------------------------------------
Total from investment operations                                         .68              .74              .68              .28
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.08)            (.09)            (.06)              --
Tax return of capital distribution from net investment income             --               -- 3             --               --
Dividends from net realized gain                                          --             (.02)            (.02)              --
Tax return of capital distribution from net realized gain                 --             (.04)            (.02)              --
                                                                ------------------------------------------------------------------
Total dividends and/or distributions to shareholders                    (.08)            (.15)            (.10)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $      12.05     $      11.45     $      10.86     $      10.28
                                                                ==================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                      6.00%            6.85%            6.55%            2.80%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $      4,551     $      4,324     $      5,109     $      5,432
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $      4,424     $      4,659     $      5,408     $      3,713
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                   1.89%            0.77%            0.46%            0.06%
Total expenses                                                          1.21% 6          1.28% 6          1.34% 6          1.38% 6
Less reimbursement of management fees during offering period              --               --               --            (0.32)%
Payments and waivers and reduction to custodian expenses               (0.03)%          (0.06)%          (0.12)%             --
                                                                ------------------------------------------------------------------
Net expenses                                                            1.18%            1.22%            1.22%            1.06% 7
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   25%             122%             179%              12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was as follows:

           Six Months Ended February 28, 2006                   1.67%
                   Year Ended August 31, 2005                   1.34%
                   Year Ended August 31, 2004                   1.80%
                 Period Ended August 31, 2003                   1.63%

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              26 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund (the Fund), a series of Oppenheimer Principal Protected Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      Shares of the Fund were offered during the Offering Period (May 30, 2003 to July 31, 2003). Shares are not offered during the Warranty Period (August 5, 2003 to August 5, 2010) to the Maturity Date (August 5, 2010) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will allocate its assets between Oppenheimer Main Street Fund (the Underlying Fund) and certain U.S. government securities.

      The Fund offered Class A, Class B, Class C and Class N shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares were sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 88 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA (the Warranty Provider) to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her


              27 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

account value. The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person. The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders.

      The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

      During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period. Long-term debt securities having a remaining maturity in excess of 60 days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

      The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


              28 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $2,742,464 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2006, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended August 31, 2005, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of August 31, 2005, the Fund had available for federal income tax purposes post-October losses of $2,027,310.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at


              29 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At February 28, 2006, the Fund had $8,923 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED FEBRUARY 28, 2006       YEAR ENDED AUGUST 31, 2005
                                        SHARES             AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                                     6,556    $        79,128 1            --    $          --
Dividends and/or
distributions reinvested                43,093            505,045          89,132        1,017,885
Redeemed                              (635,680)        (7,501,768)     (1,068,185)     (12,006,444)
                               ---------------------------------------------------------------------
Net decrease                          (586,031)   $    (6,917,595)       (979,053)   $ (10,988,559)
                               =====================================================================


              30 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                               SIX MONTHS ENDED FEBRUARY 28, 2006       YEAR ENDED AUGUST 31, 2005
                                        SHARES             AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
CLASS B
Dividends and/or
distributions reinvested                10,834    $       126,979          74,867    $     854,981
Redeemed                              (534,868)        (6,252,209)     (1,121,129)     (12,568,759)
                               ---------------------------------------------------------------------
Net decrease                          (524,034)   $    (6,125,230)     (1,046,262)   $ (11,713,778)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Dividends and/or
distributions reinvested                 2,288    $        26,884          20,067    $     229,565
Redeemed                              (351,590)        (4,141,954)     (1,182,239)     (13,245,929)
                               ---------------------------------------------------------------------
Net decrease                          (349,302)   $    (4,115,070)     (1,162,172)   $ (13,016,364)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Dividends and/or
distributions reinvested                 2,716    $        31,858           5,502    $      62,890
Redeemed                                (2,492)           (29,406)        (98,232)      (1,101,635)
                               ---------------------------------------------------------------------
Net increase (decrease)                    224    $         2,452         (92,730)   $  (1,038,745)
                               =====================================================================

1. Result of a broker correction to a shareholder transaction.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2006, were as follows:

                                              PURCHASES         SALES
        -------------------------------------------------------------
        Investment securities               $40,886,066   $27,077,977
        U.S. government
        and government agency obligations    15,699,080    43,315,230

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund reduced by the amount of advisory fees paid to the Manager by the Underlying Fund relating to the Fund's assets invested in the Underlying Fund. However, the management fees shall not be reduced below zero. Management fees will apply during the Warranty Period and the Post-Warranty Period.

      If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that expenses after waivers and reductions to the Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce expenses after waivers and reductions to these limits, the Manager is


              31 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits. The Manager voluntarily waived its management fee during the Offering Period. In addition, during the Warranty Period the Manager has voluntarily agreed to reduce the management fee payable by the Fund by 0.00833% per month in any month following a month where the Fund's average daily equity allocation was less than 10%. Those voluntary undertakings may be amended or eliminated at any time.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2006, the Fund paid $85,333 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2006 for Class B, Class C and Class N shares were $3,803,222, $836,574 and


              32 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

$99,972, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A        CLASS B        CLASS C        CLASS N
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
SIX MONTHS            RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
ENDED                 DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-----------------------------------------------------------------------------------------------
February 28, 2006            $ --           $ --      $ 122,800           $ --           $ --

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to reimburse the Fund for expenses equal to the Underlying Fund expenses, other than Underlying Fund management fees, paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the six months ended February 28, 2006, the Manager reimbursed the Fund $40,932. This voluntary undertaking may be amended or eliminated at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/ Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated


              33 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION Continued

March 10, 2006, in response to motions to dismiss the suit that had been filed by the defendants. The remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The time in which plaintiffs may file an appeal to those decisions has not yet lapsed.


              34 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


              35 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact


              36 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Angelo Manioudakis and Rudi Schadt and the Manager's Investment Grade investment team and analysts. Messrs. Manioudakis and Schadt have had over 14 and 13 years of experience, respectively, managing fixed income, equity, international and risk management investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other balanced target maturity funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year and since-inception performance were both better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund, including the Fund's fee and expense reduction and reimbursement arrangements. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other balanced target maturity funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and its total expenses are all lower than its peer


              37 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

group median and average. In light of this, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board reviewed whether the Fund's advisory fee shares with shareholders economies of scale that the Manager may realize in managing and supporting the Fund. The Board noted the Fund's shares are not being offered for sale after the offering period.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


              38 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS FOR OPPENHEIMER MAIN STREET FUND
(UNDERLYING FUND)
FEBRUARY 28, 2006/UNAUDITED

41   Statement of Investments

52   Statement of Assets and Liabilities

54   Statement of Operations

56   Statements of Changes in Net Assets

57   Financial Highlights

62   Notes to Financial Statements


              40 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  February 28, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.2%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.6%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Dana Corp.                                                                                              240,200   $         422,752
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. (The) 1,2                                                                                    317,500           4,549,775
------------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                                  307,500          21,915,525
------------------------------------------------------------------------------------------------------------------------------------
TRW Automotive
Holdings Corp. 1                                                                                         61,200           1,566,720
------------------------------------------------------------------------------------------------------------------------------------
Visteon Corp. 1                                                                                         213,900             996,774
                                                                                                                  ------------------
                                                                                                                         29,451,546

------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.6%
Ford Motor Co.                                                                                        4,156,126          33,124,324
------------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                                   611,100          32,088,861
                                                                                                                  ------------------
                                                                                                                         65,213,185

------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                                                                        32,300           1,437,996
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Apollo Group, Inc.,
Cl. A 1                                                                                                 277,100          13,683,198
------------------------------------------------------------------------------------------------------------------------------------
Career Education Corp. 1                                                                                132,100           4,338,164
------------------------------------------------------------------------------------------------------------------------------------
Weight Watchers
International, Inc. 1                                                                                    62,200           3,263,634
                                                                                                                  ------------------
                                                                                                                         21,284,996

------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Choice Hotels
International, Inc.                                                                                      43,800           1,950,414
------------------------------------------------------------------------------------------------------------------------------------
International Game
Technology                                                                                              205,800           7,361,466
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                        965,100          33,691,641
------------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc. 1,2                                                                                      50,300             530,665
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                                       132,000           4,794,240
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                                       503,100          23,997,870
                                                                                                                  ------------------
                                                                                                                         72,326,296

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
American Greetings
Corp., Cl. A                                                                                             84,500           1,772,810

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Beazer Homes USA,
Inc. 2                                                                                                   81,400   $       5,164,830
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                                      25,500           1,526,430
------------------------------------------------------------------------------------------------------------------------------------
MDC Holdings, Inc.                                                                                       28,800           1,765,152
------------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                                           6,400             574,656
                                                                                                                  ------------------
                                                                                                                         10,803,878

------------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
eBay, Inc. 1                                                                                          1,191,300          47,723,478
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Hasbro, Inc.                                                                                            227,700           4,620,033
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.1%
CBS Corp., Cl. B                                                                                        965,638          23,619,505
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel
Communications, Inc.                                                                                  1,363,500          38,587,050
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                                                                   92,355           2,477,885
------------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                                       594,100          36,929,256
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp.,
Cl. A 1                                                                                               2,067,600          17,037,024
------------------------------------------------------------------------------------------------------------------------------------
Live Nation 1                                                                                           116,225           2,074,616
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos.,
Inc. (The)                                                                                              320,500          17,015,345
------------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                               2,513,400          40,918,152
------------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                                     253,500          20,234,370
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                                                   26,800           1,634,800
------------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                     4,807,400          83,216,094
------------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                                                   965,638          38,586,894
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                                 1,404,200          39,303,558
                                                                                                                  ------------------
                                                                                                                        361,634,549

------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.6%
Dollar General Corp.                                                                                    165,900           2,889,978
------------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                              187,300           5,135,766
------------------------------------------------------------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                                                                            491,000          34,880,640
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                                                                           660,500          38,731,720
------------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                                                                          511,100          24,589,021
------------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                         831,900          31,612,200
------------------------------------------------------------------------------------------------------------------------------------
Saks, Inc. 1                                                                                            121,500           2,296,350
------------------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 1                                                                                   58,100           6,998,145


              41 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL Continued
Target Corp.                                                                                            789,400   $      42,943,360
                                                                                                                  ------------------
                                                                                                                        190,077,180

------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
American Eagle
Outfitters, Inc.                                                                                        213,300           5,426,352
------------------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                                                 60,000           2,178,000
------------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                                      267,000           5,582,970
------------------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                                                    124,800           5,375,136
------------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond,
Inc. 1                                                                                                  368,600          13,284,344
------------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                      756,500          40,745,090
------------------------------------------------------------------------------------------------------------------------------------
Building Materials
Holding Corp.                                                                                            22,800           1,534,440
------------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                                                      87,800           4,130,990
------------------------------------------------------------------------------------------------------------------------------------
Children's Place Retail
Stores, Inc. 1                                                                                           42,300           1,974,141
------------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group                                                                                      192,100           4,616,163
------------------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                                                   107,400           3,441,096
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                                       1,866,000          34,595,640
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                      2,628,000         110,770,200
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                       924,000          62,998,320
------------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The) 1                                                                                             99,750           3,124,170
------------------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                                    398,500          14,218,480
------------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                                                7,700             182,490
------------------------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc.
(The) 1                                                                                                  55,700           2,038,063
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc. 1                                                                                       1,978,650          48,556,071
------------------------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                                                      57,700           1,538,282
------------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                            19,400             720,322
------------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                                    606,400          14,850,736
------------------------------------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                                              61,000           1,856,230
------------------------------------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                                             38,200             995,110
                                                                                                                  ------------------
                                                                                                                        384,732,836

------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. 1                                                                                           876,900          31,322,868
------------------------------------------------------------------------------------------------------------------------------------
Jones Apparel
Group, Inc.                                                                                              80,000           2,313,600

                                                                                                                              VALUE
                                                                                                         SHARES           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Liz Claiborne, Inc.                                                                                      44,300   $       1,596,129
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                                        88,100           7,645,318
------------------------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen
Corp.                                                                                                    30,400           1,079,200
------------------------------------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                                                 151,300           5,303,065
                                                                                                                  ------------------
                                                                                                                         49,260,180

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.8%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Brown-Forman Corp.,
Cl. B                                                                                                     1,200              84,432
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                                   1,025,600          43,044,432
------------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group,
Inc. (The)                                                                                              287,900           8,452,744
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                           851,330          50,322,116
                                                                                                                  ------------------
                                                                                                                        101,903,724

------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Albertson's, Inc.                                                                                       182,900           4,652,976
------------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                                                  300,800          15,425,024
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                               184,700           5,232,551
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The) 1                                                                                    1,715,900          34,386,636
------------------------------------------------------------------------------------------------------------------------------------
Performance Food
Group Co. 1                                                                                              14,600             428,802
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                                         1,607,800          39,085,618
------------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                         156,100           4,932,760
------------------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                             341,900          10,287,771
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                 2,038,900          92,484,504
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                            226,600          10,165,276
------------------------------------------------------------------------------------------------------------------------------------
Whole Foods Market,
Inc.                                                                                                    257,118          16,424,698
                                                                                                                  ------------------
                                                                                                                        233,506,616

------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Archer-Daniels-
Midland Co.                                                                                             308,100           9,772,932
------------------------------------------------------------------------------------------------------------------------------------
Campbell Soup Co.                                                                                       338,600          10,540,618
------------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co. 1                                                                                        111,200           4,166,664
------------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co.                                                                                      60,100             653,888
------------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                     405,500          19,970,875
------------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                        293,800          11,126,206


              42 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Pilgrim's Pride Corp.,
Cl. B                                                                                                   134,200   $       3,094,652
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                          926,000          16,362,420
------------------------------------------------------------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                                                                       2,800             177,912
                                                                                                                  ------------------
                                                                                                                         75,866,167

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Energizer Holdings, Inc. 1                                                                               58,300           3,184,929
------------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                    106,700           6,314,506
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                                                                                 2,663,785         159,640,635
                                                                                                                  ------------------
                                                                                                                        169,140,070

------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                                                                     782,000          22,560,700
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                                                                    2,088,700         150,177,530
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina
Group                                                                                                    55,900           2,654,691
------------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                                 358,300          38,033,545
                                                                                                                  ------------------
                                                                                                                        190,865,766

------------------------------------------------------------------------------------------------------------------------------------
ENERGY--10.4%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Grey Wolf, Inc. 1                                                                                       271,500           1,884,210
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                         248,600          16,904,800
------------------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies,
Inc. 1                                                                                                   41,500           2,062,550
------------------------------------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                                                         46,600           1,900,814
------------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                                      333,400          24,731,612
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression
Holdings, Inc. 1                                                                                         29,200           1,277,500
------------------------------------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                                                      57,400           2,418,262
                                                                                                                  ------------------
                                                                                                                         51,179,748

------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--9.9%
Amerada Hess Corp.                                                                                      158,700          21,949,797
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum
Corp.                                                                                                   449,900          44,612,084
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                            498,200          33,339,544
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resources,
Inc.                                                                                                    664,700          59,942,646

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Canadian Natural
Resources Ltd.                                                                                          271,840   $      14,851,991
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                         2,195,660         124,010,877
------------------------------------------------------------------------------------------------------------------------------------
Comstock Resources,
Inc. 1                                                                                                   62,200           1,747,820
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                        1,855,382         113,104,087
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                      655,800          38,449,554
------------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                     585,800          39,482,920
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                     6,409,196         380,513,967
------------------------------------------------------------------------------------------------------------------------------------
General Maritime Corp.                                                                                   32,800           1,201,464
------------------------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc. 1                                                                                 29,700           1,728,540
------------------------------------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1                                                                                       78,300           1,847,880
------------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                                        287,409          28,079,859
------------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                      538,801          38,039,306
------------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                                         35,900           1,682,633
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum
Corp.                                                                                                   502,802          46,026,495
------------------------------------------------------------------------------------------------------------------------------------
OMI Corp.                                                                                                59,200           1,036,000
------------------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding
Group, Inc.                                                                                              89,000           4,500,730
------------------------------------------------------------------------------------------------------------------------------------
Paramount Resources
Ltd., Cl. A 1                                                                                           848,000          27,235,690
------------------------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas
Corp. 1                                                                                                  49,600           2,078,240
------------------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                            453,700          33,619,170
------------------------------------------------------------------------------------------------------------------------------------
Swift Energy Co. 1                                                                                       50,300           1,949,628
------------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                                   269,800          14,175,510
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                             99,200           5,992,672
------------------------------------------------------------------------------------------------------------------------------------
Trilogy Energy Trust                                                                                    111,600           1,825,548
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                     710,774          38,232,533
------------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum
Corp. 1                                                                                                  48,700           1,977,220
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                                        759,000          31,794,510
                                                                                                                  ------------------
                                                                                                                      1,155,028,915

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--20.5%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Ameriprise Financial,
Inc.                                                                                                    421,300          19,160,724
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co.,
Inc. (The)                                                                                              944,000          32,322,560


              43 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Mellon Financial Corp.                                                                                  501,300   $      18,091,917
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                                    225,700          11,898,904
------------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding
Corp.                                                                                                    22,300             485,248
                                                                                                                  -----------------
                                                                                                                         81,959,353

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.2%
Astoria Financial Corp.                                                                                 171,250           4,909,738
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                 4,791,039         219,669,138
------------------------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                              500,600          19,788,718
------------------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                                          140,600           8,059,192
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                                      27,500           1,062,875
------------------------------------------------------------------------------------------------------------------------------------
Golden West Financial
Corp.                                                                                                   162,800          11,563,684
------------------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                                 383,200          14,281,864
------------------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                                                           91,900          10,329,560
------------------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                                     879,800          30,617,040
------------------------------------------------------------------------------------------------------------------------------------
North Fork
Bancorporation, Inc.                                                                                     62,500           1,596,250
------------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services
Group, Inc.                                                                                             163,900          11,530,365
------------------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                                                 363,525          12,643,400
------------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                    374,200          27,080,854
------------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                          2,261,270          69,895,856
------------------------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                                       131,500           9,085,335
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                        1,349,700          75,677,679
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual,
Inc.                                                                                                    418,929          17,888,268
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                       967,100          62,087,820
                                                                                                                  ------------------
                                                                                                                        607,767,636

------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.5%
American Express Co.                                                                                    717,000          38,631,960
------------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                                     275,600           8,130,200
------------------------------------------------------------------------------------------------------------------------------------
Capital One Financial
Corp.                                                                                                   537,819          47,112,944
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                                                                           75,700          32,217,920
------------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                         506,000          27,207,620
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                       5,362,246         248,647,347

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Goldman Sachs Group,
Inc. (The)                                                                                              653,900   $      92,389,531
------------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group,
Inc. 1                                                                                                  140,400           3,078,972
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                  3,730,496         153,472,605
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                                                                          494,600          72,186,870
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                             1,275,900          98,512,239
------------------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                                            86,800           5,815,600
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                        1,609,600          96,028,736
------------------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                                2,136,100          34,626,181
------------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                                      449,300          28,072,264
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group,
Inc.                                                                                                     24,700           1,896,466
                                                                                                                  ------------------
                                                                                                                        988,027,455

------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.9%
ACE Ltd.                                                                                                 60,800           3,388,384
------------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                             332,100          15,359,625
------------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                          820,200          44,930,556
------------------------------------------------------------------------------------------------------------------------------------
American International
Group, Inc.                                                                                           2,045,505         135,739,712
------------------------------------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                                                         76,600           4,615,150
------------------------------------------------------------------------------------------------------------------------------------
Aon Corp.                                                                                               750,600          29,731,266
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                             296,300          28,370,725
------------------------------------------------------------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                                                                         162,184           6,124,068
------------------------------------------------------------------------------------------------------------------------------------
Fidelity National Title
Group, Inc., Cl. A                                                                                       39,232             929,798
------------------------------------------------------------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                                                                             774,500          24,644,590
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc.
(The)                                                                                                   528,600          43,546,068
------------------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                                     3,100             186,775
------------------------------------------------------------------------------------------------------------------------------------
LandAmerica Financial
Group, Inc.                                                                                              18,000           1,200,600
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                                   35,500           2,015,335
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                             136,300          12,575,038
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan
Cos., Inc.                                                                                              137,200           4,240,852


              44 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE Continued
MBIA, Inc.                                                                                              110,000   $       6,461,400
------------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                           891,600          44,686,992
------------------------------------------------------------------------------------------------------------------------------------
Principal Financial
Group, Inc. (The)                                                                                       844,000          41,119,680
------------------------------------------------------------------------------------------------------------------------------------
Progressive Corp.                                                                                       229,100          24,616,795
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                              581,900          44,829,576
------------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                              2,200             113,322
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos.,
Inc. (The)                                                                                            1,152,100          49,517,258
------------------------------------------------------------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                                                                              75,400           4,079,140
------------------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance
Corp.                                                                                                    44,500           2,291,750
                                                                                                                  ------------------
                                                                                                                        575,314,455

------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Accredited Home
Lenders Holding Co. 1                                                                                    44,100           2,350,971
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial
Corp.                                                                                                 1,095,700          37,779,736
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                              862,800          47,177,904
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                             460,700          31,046,573
------------------------------------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                                                    12,100             287,012
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                                    95,200           6,069,000
------------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                                    72,800           3,152,240
------------------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                                      104,100           5,907,675
                                                                                                                  ------------------
                                                                                                                        133,771,111

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--13.5%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.3%
Abgenix, Inc. 1                                                                                         129,800           2,886,752
------------------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc. 1                                                                                        115,400           2,932,314
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                                                         1,536,800         116,013,032
------------------------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                                                                        223,600           6,321,172
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                                                                     204,500           9,662,625
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                                       175,300          15,021,457
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                                                                    116,400           8,071,176
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                                 606,900          37,791,663

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Sepracor, Inc. 1                                                                                          8,600   $         492,866
------------------------------------------------------------------------------------------------------------------------------------
Techne Corp. 1                                                                                           43,300           2,575,051
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                 1,287,900          64,137,420
                                                                                                                  ------------------
                                                                                                                        265,905,528

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Baxter International, Inc.                                                                              676,600          25,609,310
------------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson
& Co.                                                                                                   514,400          32,844,440
------------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                               545,600          13,323,552
------------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                           247,000          18,959,720
------------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                                                                 47,500           1,762,250
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                         754,400          40,699,880
------------------------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                                             87,700           3,774,608
------------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. 1                                                                                        35,400           2,454,282
------------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                        36,800             875,472
------------------------------------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                                                           68,700           2,935,551
                                                                                                                  ------------------
                                                                                                                        143,239,065

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.0%
Aetna, Inc.                                                                                             763,800          38,953,800
------------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen
Corp.                                                                                                   174,800           8,039,052
------------------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                                                                              55,000             679,800
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                                   630,100          45,745,260
------------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                                                                   1,017,000          50,595,750
------------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                             376,900          46,264,475
------------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care,
Inc. 1                                                                                                   93,800           5,592,356
------------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                                 382,000          33,337,140
------------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare
Corp. 1                                                                                                  37,500           1,490,625
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                               941,000          45,073,900
------------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                                      107,700           5,164,215
------------------------------------------------------------------------------------------------------------------------------------
Healthways, Inc. 1                                                                                       46,200           2,012,010
------------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                          159,200           8,225,864
------------------------------------------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                                                         35,100             845,910
------------------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                                         56,700           2,344,545
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                          862,600          46,692,538


              45 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Medco Health Solutions,
Inc. 1                                                                                                  811,429   $      45,212,824
------------------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group,
Inc. 1                                                                                                   50,400           4,756,752
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                                                 510,800          27,005,996
------------------------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                                                                  104,800           4,888,920
------------------------------------------------------------------------------------------------------------------------------------
Sierra Health Services,
Inc. 1                                                                                                  123,600           5,152,884
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group,
Inc. 1                                                                                                1,324,994          77,154,401
------------------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans,
Inc. 1                                                                                                   41,400           1,612,530
------------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                                     1,016,672          78,070,243
                                                                                                                  ------------------
                                                                                                                        584,911,790

------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.0%
Abbott Laboratories                                                                                     436,100          19,266,898
------------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                          285,200          30,875,752
------------------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                                                    86,300           2,610,575
------------------------------------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                                            74,400           1,458,240
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb
Co.                                                                                                     997,100          23,033,010
------------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                         189,400          10,534,428
------------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                                                                         56,300           1,774,576
------------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories,
Inc. 1                                                                                                  584,100          26,810,190
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                     2,905,244         167,487,317
------------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals,
Inc. 1                                                                                                  348,400           5,661,500
------------------------------------------------------------------------------------------------------------------------------------
Kos Pharmaceuticals,
Inc. 1                                                                                                   88,100           3,864,947
------------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical
Corp., Cl. A                                                                                             22,100             628,524
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                     2,298,400          80,122,224
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                          7,567,745         198,199,242
------------------------------------------------------------------------------------------------------------------------------------
Watson
Pharmaceuticals, Inc. 1                                                                                 142,700           4,278,146
                                                                                                                  ------------------
                                                                                                                        576,605,569

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.2%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.5%
Alliant Techsystems,
Inc. 1                                                                                                   58,700   $       4,485,854
------------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                                                     77,700           1,864,023
------------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                            1,385,800         100,733,802
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics
Corp.                                                                                                   286,500          35,316,855
------------------------------------------------------------------------------------------------------------------------------------
Honeywell
International, Inc.                                                                                   1,015,300          41,576,535
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                   702,600          51,198,462
------------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman
Corp.                                                                                                   857,600          54,972,160
------------------------------------------------------------------------------------------------------------------------------------
Precision Castparts
Corp.                                                                                                   165,600           8,783,424
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                          1,191,500          51,711,100
------------------------------------------------------------------------------------------------------------------------------------
United Technologies
Corp.                                                                                                   937,000          54,814,500
                                                                                                                  ------------------
                                                                                                                        405,456,715

------------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
FedEx Corp.                                                                                              29,900           3,206,476
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service,
Inc., Cl. B                                                                                              71,300           5,326,823
                                                                                                                  ------------------
                                                                                                                          8,533,299

------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
Alaska Air Group, Inc. 1                                                                                 69,600           2,230,680
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp. 1,2                                                                                           300,700           7,547,570
------------------------------------------------------------------------------------------------------------------------------------
Continental
Airlines, Inc., Cl. B 1,2                                                                               121,600           2,833,280
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                                  177,300           2,973,321
                                                                                                                  ------------------
                                                                                                                         15,584,851

------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
Masco Corp.                                                                                             750,300          23,401,857
------------------------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                                            94,300           7,966,464
                                                                                                                  ------------------
                                                                                                                         31,368,321

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Administaff, Inc.                                                                                        36,200           1,717,690
------------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                         2,610,800          43,391,496


              46 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Corporate Executive
Board Co.                                                                                                11,300   $       1,130,000
------------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet
Corp. 1                                                                                                  41,400           3,011,436
------------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                           96,400           5,170,896
------------------------------------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                                              72,230           2,065,056
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                                                      223,400           9,548,116
------------------------------------------------------------------------------------------------------------------------------------
Robert Half
International, Inc.                                                                                     116,700           4,191,864
------------------------------------------------------------------------------------------------------------------------------------
Waste Management,
Inc.                                                                                                    642,700          21,376,202
                                                                                                                  ------------------
                                                                                                                         91,602,756

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Quanta Services, Inc. 1                                                                                 148,100           2,027,489
------------------------------------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                                             158,200           6,895,938
                                                                                                                  ------------------
                                                                                                                          8,923,427

------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Emerson Electric Co.                                                                                    309,600          25,328,376
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation,
Inc.                                                                                                    515,900          35,168,903
------------------------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                                                   74,000           3,335,180
                                                                                                                  ------------------
                                                                                                                         63,832,459

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.4%
3M Co.                                                                                                  331,000          24,358,290
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                  9,758,900         320,775,043
------------------------------------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                                           12,500             808,125
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                               1,879,900          48,482,621
                                                                                                                  ------------------
                                                                                                                        394,424,079

------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.6%
Caterpillar, Inc.                                                                                       525,400          38,396,232
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                           253,800          15,375,204
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                             475,600          36,274,012
------------------------------------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                                                       111,600           5,736,240
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                               465,900          39,992,856
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.,
Cl. A                                                                                                   670,600          27,514,718
------------------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                                    149,200           7,833,000

                                                                                                                              VALUE
                                                                                                         SHARES           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY Continued
Parker-Hannifin Corp.                                                                                    57,700   $       4,510,409
------------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                               116,200           5,722,850
------------------------------------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                                            85,200           6,743,580
                                                                                                                  ------------------
                                                                                                                        188,099,101

------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.8%
Burlington Northern
Santa Fe Corp.                                                                                          459,400          36,127,216
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                                18,300           1,013,454
------------------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc.                                                                                    64,500           3,005,055
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                                  918,900          47,029,302
                                                                                                                  ------------------
                                                                                                                         87,175,027

------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
United Rentals, Inc. 1                                                                                   86,800           2,829,680
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.3%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.3%
ADTRAN, Inc.                                                                                            133,000           3,660,160
------------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                                           364,400           4,052,128
------------------------------------------------------------------------------------------------------------------------------------
Brocade Communications
Systems, Inc. 1                                                                                         687,200           3,621,544
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                                                 6,514,000         131,843,360
------------------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                                       1,296,200          31,640,242
------------------------------------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                                                          109,100           1,941,980
------------------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                                             17,900             817,672
------------------------------------------------------------------------------------------------------------------------------------
Juniper Networks,
Inc. 1                                                                                                  936,700          17,225,913
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies,
Inc. 1                                                                                               10,444,700          29,245,160
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                        3,628,900          77,658,460
------------------------------------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                                                          40,000             776,800
------------------------------------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                                                          140,100           5,763,714
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                        1,654,475          78,107,765
                                                                                                                  ------------------
                                                                                                                        386,354,898

------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.5%
Apple Computer, Inc. 1                                                                                  566,000          38,793,640
------------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                          3,544,400         102,787,600
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                                           4,480,900          62,822,218
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                   3,896,900         127,857,289


              47 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Intermec, Inc. 1                                                                                         15,500   $         475,540
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machines Corp.                                                                                        1,778,400         142,698,816
------------------------------------------------------------------------------------------------------------------------------------
Lexmark International,
Inc., Cl. A 1                                                                                           133,100           6,267,679
------------------------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                             199,300           7,989,937
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance,
Inc. 1                                                                                                  274,800           9,112,368
------------------------------------------------------------------------------------------------------------------------------------
Palm, Inc. 1                                                                                             68,100           2,812,530
------------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. 1                                                                                          82,300           4,965,982
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                                              1,512,800           6,308,376
------------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                                 545,000          12,126,250
                                                                                                                  ------------------
                                                                                                                        525,018,225

------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Agilent Technologies,
Inc. 1                                                                                                1,036,400          37,310,400
------------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                               170,500           5,931,695
------------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                                           226,100           5,681,893
------------------------------------------------------------------------------------------------------------------------------------
CDW Corp. 1                                                                                              57,300           3,258,078
------------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                                                                   185,100           7,006,035
------------------------------------------------------------------------------------------------------------------------------------
Komag, Inc. 1                                                                                            72,000           3,372,480
------------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                                                                    11,900             720,664
------------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                                                   1,157,800           4,469,108
------------------------------------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                                                     1,427,100           5,151,831
------------------------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                                        41,700           1,731,801
                                                                                                                  ------------------
                                                                                                                         74,633,985

------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
Check Point Software
Technologies Ltd. 1                                                                                     188,100           3,999,006
------------------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                                                    64,800           2,439,072
------------------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                                       367,400           3,644,608
------------------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                                                    84,700          30,713,914
------------------------------------------------------------------------------------------------------------------------------------
Internet Security
Systems, Inc. 1                                                                                         115,000           2,680,650
------------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc.,
Cl. A 1                                                                                                  24,700           2,264,496
------------------------------------------------------------------------------------------------------------------------------------
United Online, Inc.                                                                                     267,900           3,217,479

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Websense, Inc. 1                                                                                         34,900           2,157,169
------------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                                          781,300          25,048,478
                                                                                                                  ------------------
                                                                                                                         76,164,872

------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
Automatic Data
Processing, Inc.                                                                                        132,400           6,115,556
------------------------------------------------------------------------------------------------------------------------------------
CACI International,
Inc., Cl. A 1                                                                                            51,300           3,091,851
------------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                                        135,800           3,511,788
------------------------------------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                                                        77,800           3,847,988
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                                                                                 138,300           7,515,222
------------------------------------------------------------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                                                                    10,400             228,592
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems
Corp.                                                                                                   336,800           8,992,560
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                      1,329,100          59,982,283
------------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                                                          154,500           6,411,750
------------------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                                    74,700           3,888,882
------------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                                    221,400           5,342,382
                                                                                                                  ------------------
                                                                                                                        108,928,854

OFFICE ELECTRONICS--0.3%
Xerox Corp. 1                                                                                         2,565,400          38,224,460
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--4.7%
Advanced Micro Devices,
Inc. 1                                                                                                  638,500          24,690,795
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                  1,091,600          41,633,624
------------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                               2,467,100          45,246,614
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                                               1,128,450          50,881,811
------------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                                            56,600           2,545,868
------------------------------------------------------------------------------------------------------------------------------------
Fairchild
Semiconductor
International, Inc., Cl. A 1                                                                            102,400           1,779,712
------------------------------------------------------------------------------------------------------------------------------------
Freescale
Semiconductor,
Inc., Cl. B 1                                                                                         1,265,266          34,212,793
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                           8,144,400         167,774,640
------------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                                   214,600           6,081,764
------------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                        517,200          27,013,356


              48 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
Lam Research Corp. 1                                                                                    156,500   $       6,745,150
------------------------------------------------------------------------------------------------------------------------------------
Linear Technology
Corp.                                                                                                   196,000           7,224,560
------------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                                       652,700           6,363,825
------------------------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                                                          106,000           1,480,820
------------------------------------------------------------------------------------------------------------------------------------
Microchip
Technology, Inc.                                                                                        201,500           7,092,800
------------------------------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                                                        62,900           1,934,175
------------------------------------------------------------------------------------------------------------------------------------
National Semiconductor
Corp.                                                                                                   287,600           8,067,180
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                                                217,700           5,819,121
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                                          185,000           8,719,050
------------------------------------------------------------------------------------------------------------------------------------
OmniVision
Technologies, Inc. 1,2                                                                                  124,300           3,169,650
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                               3,064,000          91,460,400
------------------------------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                                            33,700             666,586
                                                                                                                  ------------------
                                                                                                                        550,604,294

------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.2%
Adobe Systems, Inc. 1                                                                                   202,800           7,832,136
------------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                                        646,300          24,333,195
------------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                                     561,100           6,435,817
------------------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                                    274,100           5,994,567
------------------------------------------------------------------------------------------------------------------------------------
CA, Inc.                                                                                              1,323,580          35,948,433
------------------------------------------------------------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                                                                         341,300           6,058,075
------------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                                                  138,600           4,485,096
------------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                                       626,200           5,141,102
------------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                                        110,500           4,709,510
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions
Corp. 1                                                                                                 143,700           4,821,135
------------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                                          138,900           6,747,762
------------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                                          194,600           4,526,396
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                       9,188,000         247,157,200
------------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                                          658,800           6,265,188
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                                        4,434,200          55,072,764
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology
Corp. 1                                                                                                 154,560           2,352,403
------------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                                                         226,900           6,096,803

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE Continued
Reynolds & Reynolds
Co., Cl. A                                                                                               12,300   $         340,710
------------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                                                      2,788,218          47,093,002
------------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                        400,300           8,754,561
                                                                                                                  ------------------
                                                                                                                        490,165,855

------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.7%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.3%
Agrium, Inc.                                                                                            179,500           4,471,345
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.
(The)                                                                                                 1,306,500          56,218,695
------------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours
& Co.                                                                                                   400,800          16,128,192
------------------------------------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                                              18,400           1,118,904
------------------------------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                                                     20,600             891,156
------------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                                   218,300           4,566,836
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                            336,200          28,200,456
------------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                    334,300          20,268,609
------------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                         349,900          17,407,525
------------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro
Co. (The), Cl. A                                                                                         63,600           3,045,804
                                                                                                                  ------------------
                                                                                                                        152,317,522

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Texas Industries, Inc.                                                                                   35,900           2,177,694
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Sealed Air Corp. 1                                                                                       72,300           4,112,424
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
AK Steel Holding Corp. 1                                                                                303,200           3,365,520
------------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                                             224,800           6,591,136
------------------------------------------------------------------------------------------------------------------------------------
Carpenter Technology
Corp.                                                                                                    52,300           4,371,757
------------------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                                    52,100           2,359,609
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold,
Inc., Cl. B                                                                                             630,200          31,907,026
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                             481,500          41,433,075
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                                      166,700          23,004,600
------------------------------------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                                             49,100           3,047,637
------------------------------------------------------------------------------------------------------------------------------------
Reliance Steel &
Aluminum Co.                                                                                             77,100           6,352,269


              49 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING Continued
Steel Dynamics, Inc.                                                                                     57,300   $       2,635,800
------------------------------------------------------------------------------------------------------------------------------------
United States Steel
Corp.                                                                                                    13,800             752,100
------------------------------------------------------------------------------------------------------------------------------------
Worthington Industries,
Inc.                                                                                                     81,700           1,601,320
                                                                                                                  ------------------
                                                                                                                        127,421,849

------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
International Paper Co.                                                                                 129,900           4,256,823
------------------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                                  81,200           2,308,516
------------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                                      163,600           4,551,352
------------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                        221,700          15,139,893
                                                                                                                  ------------------
                                                                                                                         26,256,584

------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.2%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.2%
American Tower Corp. 1                                                                                  465,400          14,813,682
------------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                            2,347,036          64,754,723
------------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                                       1,661,900          52,482,802
------------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                        142,700           5,134,346
------------------------------------------------------------------------------------------------------------------------------------
Crown Castle
International Corp. 1                                                                                   153,200           4,802,820
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1                                                                                 4,420,100          27,935,032
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                   4,415,831         106,112,419
------------------------------------------------------------------------------------------------------------------------------------
Verizon
Communications, Inc.                                                                                  2,963,210          99,860,177
                                                                                                                  ------------------
                                                                                                                        375,896,001

------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Dobson Communications
Corp., Cl. A 1                                                                                          254,200           1,840,408
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.0%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
AES Corp. (The) 1                                                                                       285,900           4,946,070
------------------------------------------------------------------------------------------------------------------------------------
Constellation Energy
Group, Inc.                                                                                             313,380          18,407,941
------------------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                                38,500           1,036,420
------------------------------------------------------------------------------------------------------------------------------------
Edison International,
Inc.                                                                                                    540,800          23,989,888
------------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                            48,200           3,494,982

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Exelon Corp.                                                                                             60,800   $       3,472,288
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                        83,600           4,270,288
------------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                              831,600          31,642,380
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital
Corp.                                                                                                     5,000             205,250
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                                                    45,600           2,023,728
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.,
Contingent Value
Obligation 1,3                                                                                          680,100             210,831
------------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                               452,600          23,711,712
                                                                                                                  ------------------
                                                                                                                        117,411,778
                                                                                                                  ------------------

Total Common Stocks
(Cost $9,182,580,832)                                                                                                11,551,479,239

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend
Equalization Preferred
Shares 1,3
(Cost $0)                                                                                               100,000                 320

                                                                                                         UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts.,
Exp. 1/2/10 1                                                                                           485,800              68,012
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.
Wts., Exp. 12/10/07 1                                                                                    68,554              39,419
                                                                                                                  ------------------
Total Rights, Warrants
and Certificates
(Cost $0)                                                                                                                   107,431

                                                                                                     PRINCIPAL
                                                                                                        AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
------------------------------------------------------------------------------------------------------------------------------------

Undivided interest of 3.81% in joint repurchase agreement (Principal  Amount/
Value $1,413,415,000, with a maturity value of $1,413,592,855) with UBS Warburg
LLC, 4.53%, dated 2/28/06, to be repurchased at $53,852,776 on 3/1/06, collateralized by Federal National Mortgage Assn., 5%, 6/1/35, with a value of
$1,445,671,427
(Cost $53,846,000)                                                                                 $ 53,846,000          53,846,000


              50 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                                                                              VALUE
                                                                                                                         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Invesments Purchased with Cash Collateral from Securities Loaned)
(Cost $9,236,426,832)                                                                                             $  11,605,432,990

                                                                                                     PRINCIPAL
                                                                                                        AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.2%
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
Undivided  interest of 2.83% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,127,292) with Bank of America NA, 4.5825%, dated 2/28/06, to be repurchased at $28,313,347 on
3/1/06, collateralized by U.S. Agency Mortgages, 5%--6%, 3/1/34--10/1/35, with a
value of $1,023,918,877 4                                                                          $ 28,309,743          28,309,743
------------------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.0%
Bear Stearns, 4.68%,
3/1/06 4                                                                                                500,000             500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments Purchased with Cash Collateral from Securities  Loaned (Cost
$28,809,743)                                                                                                             28,809,743

                                                                                                                              VALUE
                                                                                                                         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $9,265,236,575)                                                          99.9%  $  11,634,242,733
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                                                                          0.1           8,883,242
                                                                                                   ---------------------------------
NET ASSETS                                                                                                100.0%  $  11,643,125,975
                                                                                                   =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of Notes to Financial
Statements.

3. Illiquid security. The aggregate value of illiquid securities as of February 28, 2006 was $211,151, which represents less than 0.005% of the Fund's net assets. See Note 6 of Notes to Financial Statements.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              51 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including securities loaned
of $27,967,782) (cost $9,265,236,575)--see
accompanying statement of investments                          $ 11,634,242,733
--------------------------------------------------------------------------------
Cash                                                                  5,385,794
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                    236,314,753
Interest and dividends                                               20,630,263
Shares of capital stock sold                                          3,678,430
Other                                                                   295,655
                                                               -----------------
Total assets                                                     11,900,547,628

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Return of collateral for securities loaned                           28,809,743
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                               196,180,589
Shares of capital stock redeemed                                     24,869,349
Distribution and service plan fees                                    4,434,700
Transfer and shareholder servicing agent fees                         1,748,967
Shareholder communications                                            1,090,674
Directors' compensation                                                 194,961
Other                                                                    92,670
                                                               -----------------
Total liabilities                                                   257,421,653

--------------------------------------------------------------------------------
NET ASSETS                                                     $ 11,643,125,975
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of capital stock                           $      3,057,521
--------------------------------------------------------------------------------
Additional paid-in capital                                        9,502,543,218
--------------------------------------------------------------------------------
Accumulated net investment income                                    17,196,501
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (248,678,566)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities denominated in
foreign currencies                                                2,369,007,301
                                                               -----------------
NET ASSETS                                                     $ 11,643,125,975
                                                               =================


              52 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $7,930,616,641 and 206,732,070 shares of
capital stock outstanding)                                              $ 38.36
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                                $ 40.70
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $1,722,236,771 and
46,188,208 shares of capital stock outstanding)                         $ 37.29
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $1,178,245,154 and
31,653,703 shares of capital stock outstanding)                         $ 37.22
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $196,733,060 and
5,191,283 shares of capital stock outstanding)                          $ 37.90
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $615,294,349 and 15,986,803
shares of capital stock outstanding)                                    $ 38.49
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              53 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $114,435)       $    105,465,945
--------------------------------------------------------------------------------
Interest                                                              1,193,499
--------------------------------------------------------------------------------
Other income                                                            402,396
--------------------------------------------------------------------------------
Portfolio lending fees                                                   20,980
                                                               -----------------
Total investment income                                             107,082,820

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      26,392,566
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               9,613,022
Class B                                                               9,025,988
Class C                                                               5,895,058
Class N                                                                 467,978
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               7,765,216
Class B                                                               2,046,878
Class C                                                               1,144,228
Class N                                                                 239,327
Class Y                                                                  74,312
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 802,067
Class B                                                                 340,832
Class C                                                                  96,030
Class N                                                                   8,262
--------------------------------------------------------------------------------
Directors' compensation                                                  67,010
--------------------------------------------------------------------------------
Custodian fees and expenses                                              62,190
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   186,552
                                                               -----------------
Total expenses                                                       64,228,266

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                42,854,554


              54 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                    $    520,616,700
Foreign currency transactions                                         1,774,797
                                                               -----------------
Net realized gain                                                   522,391,497
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         219,963,943
Translation of assets and liabilities denominated in
foreign currencies                                                   (1,170,087)
                                                               -----------------
Net change in unrealized appreciation                               218,793,856

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $    784,039,907
                                                               =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              55 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS                 YEAR
                                                                    ENDED                ENDED
                                                        FEBRUARY 28, 2006           AUGUST 31,
                                                              (UNAUDITED)                 2005
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                    $    42,854,554      $   137,515,097
----------------------------------------------------------------------------------------------
Net realized gain                                            522,391,497          555,738,759
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                        218,793,856          607,039,907
                                                         -------------------------------------
Net increase in net assets resulting from operations         784,039,907        1,300,293,763

----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                      (78,299,412)         (92,759,936)
Class B                                                       (1,493,431)          (6,840,949)
Class C                                                       (3,049,966)          (6,104,306)
Class N                                                       (1,478,142)          (1,600,231)
Class Y                                                       (7,871,769)          (9,431,972)

----------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                     (340,842,144)        (330,754,330)
Class B                                                     (362,612,001)        (825,679,905)
Class C                                                     (101,979,218)        (158,653,723)
Class N                                                        7,984,073           10,302,309
Class Y                                                      101,855,394         (138,236,214)

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total decrease                                                (3,746,709)        (259,465,494)
----------------------------------------------------------------------------------------------
Beginning of period                                       11,646,872,684       11,906,338,178
                                                         -------------------------------------
End of period (including accumulated net investment
income of $17,196,501 and $66,534,667, respectively)     $11,643,125,975      $11,646,872,684
                                                         =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              56 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                    FEBRUARY 28, 2006                                                                  AUGUST 31,
CLASS A                                   (UNAUDITED)          2005           2004             2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                    $     36.18   $     32.78    $     29.62      $     27.90    $     32.15    $     45.41
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .17 1         .47 1          .26              .22            .16            .14
Net realized and unrealized gain
(loss)                                           2.38          3.34           3.10             1.69          (4.29)        (11.18)
                                          ------------------------------------------------------------------------------------------
Total from investment operations                 2.55          3.81           3.36             1.91          (4.13)        (11.04)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                           (.37)         (.41)          (.20)            (.19)          (.07)          (.12)
Distributions from net realized
gain                                               --            --             --               --           (.05)         (2.10)
                                          ------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                    (.37)         (.41)          (.20)            (.19)          (.12)         (2.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $     38.36   $     36.18    $     32.78      $     29.62    $     27.90    $     32.15
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                          7.07%        11.68%         11.37%            6.93%        (12.90)%       (24.85)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $ 7,930,617   $ 7,810,714    $ 7,384,256      $ 7,033,312    $ 6,443,983    $ 7,320,747
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $ 7,909,680   $ 7,759,230    $ 7,521,103      $ 6,310,359    $ 7,203,226    $ 7,954,409
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            0.93%         1.36%          0.75%            0.87%          0.52%          0.47%
Total expenses                                   0.93%         0.92% 4        0.93% 4,5        0.97% 4        0.99% 4        0.86% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            40%           79%            76%              94%            78%            76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              57 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                    FEBRUARY 28, 2006                                                                  AUGUST 31,
CLASS B                                   (UNAUDITED)          2005           2004             2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                    $     34.99   $     31.67    $     28.68      $     27.04    $     31.34    $     44.50
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                      .02 1         .20 1         (.21)            (.13)          (.20)          (.13)
Net realized and unrealized gain
(loss)                                           2.31          3.21           3.20             1.77          (4.05)        (10.93)
                                          ------------------------------------------------------------------------------------------
Total from investment operations                 2.33          3.41           2.99             1.64          (4.25)        (11.06)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                           (.03)         (.09)            --               --             --             --
Distributions from net realized
gain                                               --            --             --               --           (.05)         (2.10)
                                          ------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                    (.03)         (.09)            --               --           (.05)         (2.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $     37.29   $     34.99    $     31.67      $     28.68    $     27.04    $     31.34
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                          6.66%        10.79%         10.43%            6.06%        (13.58)%       (25.39)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $ 1,722,237   $ 1,968,829    $ 2,558,206      $ 2,941,765    $ 3,510,800    $ 5,404,510
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $ 1,821,344   $ 2,295,269    $ 2,884,434      $ 2,964,666    $ 4,607,653    $ 6,630,335
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                     0.13%         0.59%         (0.10)%           0.04%         (0.25)%        (0.29)%
Total expenses                                   1.73%         1.72% 4        1.78% 4,5        1.81% 4        1.75% 4        1.61% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            40%           79%            76%              94%            78%            76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              58 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                    FEBRUARY 28, 2006                                                                  AUGUST 31,
CLASS C                                   (UNAUDITED)          2005           2004             2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                    $     34.98   $     31.71    $     28.69      $     27.03    $     31.33    $     44.50
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                      .03 1         .21 1         (.03)              --           (.11)          (.11)
Net realized and unrealized gain
(loss)                                           2.30          3.22           3.05             1.66          (4.14)        (10.96)
                                          ------------------------------------------------------------------------------------------
Total from investment operations                 2.33          3.43           3.02             1.66          (4.25)        (11.07)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                           (.09)         (.16)            --               --             --             --
Distributions from net realized
gain                                               --            --             --               --           (.05)         (2.10)
                                          ------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                    (.09)         (.16)            --               --           (.05)         (2.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $     37.22   $     34.98    $     31.71      $     28.69    $     27.03    $     31.33
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                          6.67%        10.83%         10.53%            6.14%        (13.58)%       (25.42)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $ 1,178,245   $ 1,206,335    $ 1,241,930      $ 1,188,826    $ 1,198,517    $ 1,562,452
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $ 1,191,623   $ 1,250,845    $ 1,278,659      $ 1,111,131    $ 1,432,566    $ 1,825,540
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                     0.18%         0.62%         (0.01)%           0.09%         (0.24)%        (0.29)%
Total expenses                                   1.67%         1.67% 4        1.70% 4,5        1.74% 4        1.75% 4        1.61% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            40%           79%            76%              94%            78%            76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              59 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                    FEBRUARY 28, 2006                                                                  AUGUST 31,
CLASS N                                   (UNAUDITED)          2005           2004             2003           2002         2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                    $     35.71   $     32.39    $     29.33      $     27.72    $     32.09    $     34.36
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .11 2         .35 2          .15              .20            .12            .02
Net realized and unrealized gain
(loss)                                           2.36          3.30           3.05             1.65          (4.31)         (2.29)
                                          ------------------------------------------------------------------------------------------
Total from investment operations                 2.47          3.65           3.20             1.85          (4.19)         (2.27)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                           (.28)         (.33)          (.14)            (.24)          (.13)            --
Distributions from net realized
gain                                               --            --             --               --           (.05)            --
                                          ------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                    (.28)         (.33)          (.14)            (.24)          (.18)            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $     37.90   $     35.71    $     32.39      $     29.33    $     27.72    $     32.09
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 3                                          6.92%        11.30%         10.93%            6.78%        (13.15)%        (6.61)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $   196,733   $   177,463    $   150,955      $    79,188    $    43,464    $     7,641
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $   189,193   $   168,866    $   122,478      $    60,950    $    28,141    $     2,672
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                            0.63%         1.02%          0.38%            0.65%          0.28%          0.36%
Total expenses                                   1.22%         1.26%          1.31%            1.23%          1.24%          1.16%
Expenses after payments and
waivers and reduction to
custodian expenses                               1.22%         1.26%          1.31%            1.18%          1.24%          1.16%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            40%           79%            76%              94%            78%            76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              60 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                    FEBRUARY 28, 2006                                                                  AUGUST 31,
CLASS Y                                   (UNAUDITED)          2005           2004             2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                    $     36.38   $     32.93    $     29.75      $     28.02    $     32.28    $     45.64
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations
Net investment income                             .25 1         .64 1          .34              .11            .19            .17
Net realized and unrealized gain
(loss)                                           2.39          3.34           3.13             1.86          (4.28)        (11.22)
                                          ------------------------------------------------------------------------------------------
Total from investment operations                 2.64          3.98           3.47             1.97          (4.09)        (11.05)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                           (.53)         (.53)          (.29)            (.24)          (.12)          (.21)
Distributions from net realized
gain                                               --            --             --               --           (.05)         (2.10)
                                          ------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                    (.53)         (.53)          (.29)            (.24)          (.17)         (2.31)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $     38.49   $     36.38    $     32.93      $     29.75    $     28.02    $     32.28
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                          7.29%        12.15%         11.69%            7.11%        (12.74)%       (24.76)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $   615,294   $   483,532    $   570,991      $   441,460    $   225,298    $   225,475
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $   543,106   $   496,349    $   558,130      $   242,029    $   227,835    $   239,222
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            1.37%         1.82%          1.07%            1.01%          0.74%          0.60%
Total expenses                                   0.49%         0.53%          0.60%            0.87%          0.92%          0.79% 4
Expenses after payments and
waivers and reduction to
custodian expenses                               0.49%         0.53%          0.60%            0.83%          0.78%          0.73%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            40%           79%            76%              94%            78%            76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              61 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session


              62 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.


              63 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $146,721,072 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2006, it is estimated that the Fund will utilize $522,391,497 of capital loss carryforward to offset realized capital gains. During the year ended August 31, 2005, the Fund did utilize $557,605,412 of capital loss carryforward to offset capital gains realized in that fiscal year. a

      a. Includes $489,935 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Trinity Core Fund.

As of August 31, 2005, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                            EXPIRING
                            ------------------------
                            2011       $ 669,112,569

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities


              64 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At February 28, 2006, the Fund had $1,602 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


              65 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                                SIX MONTHS ENDED FEBRUARY 28, 2006        YEAR ENDED AUGUST 31, 2005
                                        SHARES              AMOUNT         SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                14,548,765    $    539,995,702     42,130,880    $ 1,462,992,163
Dividends and/or
distributions reinvested             1,913,779          71,938,942      2,447,641         85,153,420
Redeemed                           (25,605,696)       (952,776,788)   (53,958,588)    (1,878,899,913)
                                ---------------------------------------------------------------------
Net decrease                        (9,143,152)   $   (340,842,144)    (9,380,067)   $  (330,754,330)
                                =====================================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                 2,082,419    $     75,123,706      6,104,800    $   205,311,660
Dividends and/or
distributions reinvested                38,326           1,403,129        186,907          6,324,963
Redeemed                           (12,199,333)       (439,138,836)   (30,807,076)    (1,037,316,528)
                                ---------------------------------------------------------------------
Net decrease                       (10,078,588)   $   (362,612,001)   (24,515,369)   $  (825,679,905)
                                =====================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                 1,325,150    $     47,698,265      3,496,633    $   117,639,447
Dividends and/or
distributions reinvested                72,361           2,644,057        155,120          5,247,695
Redeemed                            (4,227,835)       (152,321,540)    (8,335,048)      (281,540,865)
                                ---------------------------------------------------------------------
Net decrease                        (2,830,324)   $   (101,979,218)    (4,683,295)   $  (158,653,723)
                                =====================================================================

-----------------------------------------------------------------------------------------------------
CLASS N
Sold                                 1,109,074    $     40,633,256      1,948,358    $    66,956,350
Dividends and/or
distributions reinvested                38,592           1,434,091         45,108          1,553,077
Redeemed                              (925,455)        (34,083,274)    (1,684,370)       (58,207,118)
                                ---------------------------------------------------------------------
Net increase                           222,211    $      7,984,073        309,096    $    10,302,309
                                =====================================================================

-----------------------------------------------------------------------------------------------------
CLASS Y
Sold                                 4,334,554    $    162,378,335     11,089,312    $   389,600,005
Dividends and/or
distributions reinvested               202,236           7,618,220        270,489          9,431,944
Redeemed                            (1,842,778)        (68,141,161)   (15,404,677)      (537,268,163)
                                ---------------------------------------------------------------------
Net increase (decrease)              2,694,012    $    101,855,394     (4,044,876)   $  (138,236,214)
                                =====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2006, were as follows:

                                      PURCHASES             SALES
------------------------------------------------------------------
Investment securities           $ 4,658,085,475   $ 5,397,644,672


              66 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILITATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million, and 0.45% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2006, the Fund paid $11,511,705 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of


              67 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2006 for Class B, Class C and Class N shares were $29,620,181, $34,086,891 and $2,842,386, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS            RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                 DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
February 28, 2006     $ 1,230,962         $ 5,225     $ 1,986,307        $ 41,106        $ 41,727

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of February 28, 2006, the Fund had no outstanding foreign currency contracts.


              68 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of February 28, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of February 28, 2006, the Fund had on loan securities valued at $27,967,782. Collateral of $28,809,743 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/ Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, in response to motions to dismiss the suit that had been filed by the defendants. The remaining count against the Manager and the Transfer Agent was


              69 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION Continued

dismissed with prejudice by court order dated April 5, 2006. The time in which plaintiffs may file an appeal to those decisions has not yet lapsed.


              70 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust, consisting of Oppenheimer Principal Protected Main Street Fund


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    April 19, 2006


By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer

Date:    April 19, 2006